Income taxes (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Income as per deferred tax related to the origin and reversal of temporary differences	$ 35,969,675	$ 24,029,239	$ 13,622,576
Prior year adjustments	418,002	(1,106,853)	487,424
Effect of change in tax rates	0	0	(374,389)
Tax loss benefits	17,131,132	15,425,726	(2,447,694)
Total deferred tax expense	53,518,809	38,348,112	11,287,917
Current tax expense	(37,775,488)	(38,717,929)	(95,200,176)
Prior period adjustments	(476,066)	105,874	1,282,486
Total (expenses) income for current taxes	(38,251,554)	(38,612,055)	(93,917,690)
(Loss) Income from income tax	$ 15,267,255	$ (263,943)	$ (82,629,773)